Exhibit 99.6 Schedule 1

ATR QM Data Fields
Loans in Report: 16

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/XX/2014	TRID Indicator
XXX	XXX	Non-QM: Compliant with ATR	No	Yes
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Non-QM: Compliant with ATR	No	Yes
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Non-QM: Compliant with ATR	No	Yes
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Non-QM: Compliant with ATR	No	Yes
XXX	XXX	Not covered/exempt	No	No
XXX	XXX	Not covered/exempt	No	No
XXX